Long-term debt - Schedule of Maturities on Senior Financing (Details) - Term loan facility (note 11) $ in Thousands	Sep. 30, 2025 USD ($)
Debt Instrument [Line Items]
Remainder of 2025	$ 976
2026	2,927
Long-term debt	$ 3,903